Discontinued Operations	6 Months Ended
Mar. 31, 2025
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS

12. DISCONTINUED OPERATIONS

Due to the declining performance of sales of e-bicycle business, the Company determined to dispose the variable interest entity, Jiangsu EZGO Electronic Technologies Co., Ltd. (“Jiangsu EZGO”), and its subsidiaries. On March 30, 2025, the Company’s Board of Directors approved this disposal of Jiangsu EZGO and its subsidiaries. The disposal is expected to be executed through a sale transaction and is anticipated to be completed within 12 months from the date of approval by the Board of Directors. The VIE and subsidiaries mainly operated in sales of e-bicycles business in PRC. The disposal of the sales of e-bicycles business represented strategic shifts of the Company that had a major impact on the Company’s financial results, and met the held-for-sale criteria, which trigger discontinued operations accounting in accordance with ASC 205-20-45. Therefore, the historical financial results of the sales of e-bicycles business were classified as discontinued operation and the related assets and liabilities associated with the discontinued operations of the prior year were reclassified as assets/liabilities held for sale to provide comparable financial information.

The following tables set forth the assets, liabilities, results of operations and cash flows of the discontinued operations, which were included in the Company’s unaudited condensed consolidated financial statements.

	As of September 30, 2024	As of March 31, 2025
		(Unaudited)
Cash and cash equivalents	$54,365	$17,341
Restricted cash	842	781
Accounts receivable, net	509,458	2,305,995
Inventories, net	1,717	821
Advances to suppliers, net	164	158
Amounts due from related parties, current	4,578,844	3,328,447
Prepaid expenses and other current assets	1,454,735	485,091
Current assets of discontinued operation	6,600,125	6,138,634

Non-current assets:
Property, plant and equipment, net	33,137	13,667
Right-of-use assets, net	48,241	34,803
Long-term investments, net	1,407,619	1,300,172
Non-current assets of discontinued operation	1,488,997	1,348,642

Total assets of discontinued operation	$8,089,122	$7,487,276

LIABILITIES
Current liabilities:
Accounts payable	$1,067,018	$1,050,123
Advances from customers	228,415	220,766
Income tax payable	726,796	702,849
Lease liabilities, current	24,262	23,915
Amounts due to related parties, current	279,175	1,195,892
Accrued expenses and other payables	4,697,057	4,524,877
Total current liabilities of discontinued operation	7,022,723	7,718,422

Non-current liabilities:
Lease liabilities, non-current	23,069	10,237
Total non-current liabilities of discontinued operation	23,069	10,237
Total liabilities of discontinued operation	7,045,792	7,728,659
	Six Months Ended March 31,
	2024	2025
	(Unaudited)	(Unaudited)
Net revenues	$1,771,339	$752,748
Cost of revenues	(1,892,416)	(736,438)
Gross (loss) profit	(121,077)	16,310

Operating expenses:
Selling and marketing	(157,904)	(84,274)
General and administrative	(1,227,262)	(111,527)
Research and development	(5,161)	-
Total operating expenses	(1,390,327)	(195,801)

Loss from discontinued operations	(1,511,404)	(179,491)

Other income (expenses):
Interest expenses	(5,542)	(12,969)
Interest income	16,494	12,261
Non-operating income, net	28,001	14,573
Total other income, net from discontinued operations	38,953	13,865

Loss from discontinued operations before income taxes and share of loss of equity method investments	(1,472,451)	(165,626)
Income tax expenses	-	-
Share of loss of equity method investments	(56,513)	(63,152)
Net loss from discontinued operations	(1,528,964)	(228,778)
Less: Net loss attributable to non-controlling interests from discontinued operations	(520,746)	(52,296)
Net loss attributable to EZGO Technologies Ltd.’s shareholders from discontinued operation	$(1,008,218)	$(176,482)

	Six Months Ended March 31,
	2024	2025
	(Unaudited)	(Unaudited)
Net cash provided by operating activities from discontinued operations	$138,853	$750,707
Net cash provided by investing activities from discontinued operations	427,990	203,511
Net cash provided by financing activities from discontinued operation	113,260	36,428